Investment securities - Proceeds/realized gains/losses (Details 4) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	SFr 626	SFr 4
Realized gains	42	0
Bank
Proceeds from sales, realized gains and realized losses from available-for-sale securities
Proceeds from sales	626	4
Realized gains	SFr 42	SFr 0